Federated Hermes Max-Cap Index Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.9%
		Communication Services—8.6%
27,426		Alphabet, Inc., Class A	$ 4,704,656
22,768		Alphabet, Inc., Class C	3,942,279
34,772		AT&T, Inc.	669,361
466	[2]	Charter Communications, Inc.	176,950
19,054		Comcast Corp., Class A	786,359
1,163		Electronic Arts, Inc.	175,543
437	[2]	Live Nation Entertainment, Inc.	42,035
581	[2]	Match Group, Inc.	22,159
10,563		Meta Platforms, Inc.	5,015,629
2,003	[2]	Netflix, Inc.	1,258,585
1,387		News Corp., Class A	38,253
795		News Corp., Class B	22,650
683		Omnicom Group, Inc.	66,961
327		Paramount Global, Class B	3,734
1,450	[2]	Take-Two Interactive Software, Inc.	218,269
2,557		T-Mobile USA, Inc.	466,090
19,335		Verizon Communications, Inc.	783,454
8,394		Walt Disney Co.	786,434
23,112	[2]	Warner Bros. Discovery, Inc.	199,919
		TOTAL	19,379,320
		Consumer Discretionary—9.6%
2,011	[2]	Airbnb, Inc.	280,655
43,821	[2]	Amazon.com, Inc.	8,193,651
988	[2]	Aptiv PLC	68,557
89	[2]	AutoZone, Inc.	278,898
3,620		Bath & Body Works, Inc.	133,035
791		Best Buy Co., Inc.	68,437
160		Booking Holdings, Inc.	594,402
4,350		BorgWarner, Inc.	153,599
1,314	[2]	Caesars Entertainment Corp.	52,494
11,523	[2]	Carnival Corp.	191,973
6,150	[2]	Chipotle Mexican Grill, Inc.	334,068
1,553		D. R. Horton, Inc.	279,431
489		Darden Restaurants, Inc.	71,536
231	[2]	Deckers Outdoor Corp.	213,128
123		Domino’s Pizza, Inc.	52,730
374		eBay, Inc.	20,798
402	[2]	Etsy, Inc.	26,186
426	[2]	Expedia Group, Inc.	54,387
16,698		Ford Motor Co.	180,672
590		Garmin Ltd.	101,038
4,933		General Motors Co.	218,631
728		Genuine Parts Co.	107,096
260		Hasbro, Inc.	16,760
1,081		Hilton Worldwide Holdings, Inc.	232,058
4,741		Home Depot, Inc.	1,745,447
4,155		Las Vegas Sands Corp.	164,829

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,203		Lennar Corp., Class A	$ 212,847
1,782		LKQ Corp.	73,953
2,797		Lowe’s Cos., Inc.	686,691
611	[2]	Lululemon Athletica, Inc.	158,041
1,112		Marriott International, Inc., Class A	252,758
3,488		McDonald’s Corp.	925,715
55	[2]	Mohawk Industries, Inc.	8,859
4,585		Nike, Inc., Class B	343,233
763	[2]	Norwegian Cruise Line Holdings Ltd.	14,062
178	[2]	O’Reilly Automotive, Inc.	200,489
116		Pool Corp.	43,389
797		Pulte Group, Inc.	105,204
772		Ralph Lauren Corp.	135,556
1,436		Ross Stores, Inc.	205,678
396		Royal Caribbean Cruises, Ltd.	62,061
5,620		Starbucks Corp.	438,079
560		Tapestry, Inc.	22,450
12,631	[2]	Tesla, Inc.	2,931,276
5,406		TJX Cos., Inc.	610,986
896		Tractor Supply Co.	235,935
202	[2]	Ulta Beauty, Inc.	73,708
1,655		Wynn Resorts Ltd.	137,067
521		Yum! Brands, Inc.	69,204
		TOTAL	21,781,737
		Consumer Staples—5.7%
7,632		Altria Group, Inc.	374,044
2,690		Archer-Daniels-Midland Co.	166,807
459		Bunge Global SA	48,301
444		Campbell Soup Co.	20,806
955		Church & Dwight Co., Inc.	93,599
440		Clorox Co.	58,049
4,993		Colgate-Palmolive Co.	495,256
1,496		Conagra Brands, Inc.	45,359
678		Constellation Brands, Inc., Class A	166,218
2,083		Costco Wholesale Corp.	1,712,226
1,003		Dollar General Corp.	120,751
1,089	[2]	Dollar Tree, Inc.	113,626
1,293		Estee Lauder Cos., Inc., Class A	128,796
2,564		General Mills, Inc.	172,147
101		Hershey Foods Corp.	19,945
4,929		Hormel Foods Corp.	158,270
867		Kellanova	50,416
3,283		Kenvue, Inc.	60,703
1,757		Keurig Dr Pepper, Inc.	60,230
1,435		Kimberly-Clark Corp.	193,797
3,062		Kraft Heinz Co./The	107,813
2,751		Kroger Co.	149,929
2,771		McCormick & Co., Inc.	213,395
3,001		Molson Coors Beverage Company, Class B	158,603
6,662		Mondelez International, Inc.	455,348
3,795	[2]	Monster Beverage Corp.	195,253
6,621		PepsiCo, Inc.	1,143,248

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
7,554		Philip Morris International, Inc.	$ 869,919
11,273		Procter & Gamble Co.	1,812,247
304		Smucker (J.M.) Co.	35,857
2,053		Sysco Corp.	157,362
2,941		Target Corp.	442,356
18,655		The Coca-Cola Co.	1,245,035
3,283		Tyson Foods, Inc., Class A	199,935
20,488		WalMart Inc.	1,406,296
		TOTAL	12,851,942
		Energy—3.6%
4,054		Baker Hughes a GE Co. LLC	156,971
7,400		Chevron Corp.	1,187,478
5,717		ConocoPhillips	635,730
2,707		Coterra Energy, Inc., Class A	69,841
5,343		Devon Energy Corp.	251,281
1,405		Diamondback Energy, Inc.	284,245
2,867		EOG Resources, Inc.	363,536
2,181		EQT Corp.	75,266
21,374		Exxon Mobil Corp.	2,534,743
3,529		Halliburton Co.	122,386
568		Hess Corp.	87,142
8,021		Kinder Morgan, Inc.	169,484
6,561		Marathon Oil Corp.	184,036
1,710		Marathon Petroleum Corp.	302,704
1,402		Occidental Petroleum Corp.	85,270
2,488		ONEOK, Inc.	207,325
1,844		Phillips 66	268,265
6,817		Schlumberger Ltd.	329,193
875		Targa Resources, Inc.	118,370
2,255		Valero Energy Corp.	364,679
5,243		Williams Cos., Inc.	225,134
		TOTAL	8,023,079
		Financials—12.5%
2,200		Aflac, Inc.	209,836
1,113		Allstate Corp.	190,457
3,154		American Express Co.	798,088
4,582		American International Group, Inc.	363,032
420		Ameriprise Financial, Inc.	180,629
661		Aon PLC	217,145
1,801	[2]	Arch Capital Group Ltd.	172,500
885		Assurant, Inc.	154,760
29,411		Bank of America Corp.	1,185,557
5,374		Bank of New York Mellon Corp.	349,686
1,248		Berkley, W. R. Corp.	68,802
8,601	[2]	Berkshire Hathaway, Inc., Class B	3,771,539
687		BlackRock, Inc.	602,156
2,504		Blackstone, Inc.	355,944
1,647		Capital One Financial Corp.	249,356
371		Cboe Global Markets, Inc.	68,082
6,750		Charles Schwab Corp.	440,033
1,999		Chubb Ltd.	551,044
757		Cincinnati Financial Corp.	98,879

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
8,648		Citigroup, Inc.	$ 561,082
4,751		Citizens Financial Group, Inc.	202,725
1,809		CME Group, Inc.	350,421
249	[2]	Corpay, Inc.	72,663
1,013		Discover Financial Services	145,862
190		Everest Group Ltd.	74,645
127		FactSet Research Systems	52,462
4,045		Fidelity National Information Services, Inc.	310,777
2,626		Fifth Third Bancorp	111,185
2,618	[2]	Fiserv, Inc.	428,226
456		Franklin Resources, Inc.	10,429
622		Gallagher (Arthur J.) & Co.	176,331
2,355		Global Payments, Inc.	239,362
162		Globe Life, Inc.	15,024
1,475		Goldman Sachs Group, Inc.	750,819
1,187		Hartford Financial Services Group, Inc.	131,662
5,110		Huntington Bancshares, Inc.	76,395
1,917		Intercontinental Exchange, Inc.	290,541
673		Invesco Ltd.	11,616
13,012		JPMorgan Chase & Co.	2,768,954
2,861		KeyCorp	46,148
2,157		KKR & Co., Inc.	266,282
573		Loews Corp.	45,811
641		M&T Bank Corp.	110,361
153		Marketaxess Holdings, Inc.	34,200
1,822		Marsh & McLennan Cos., Inc.	405,523
3,924		Mastercard, Inc.	1,819,598
4,351		MetLife, Inc.	334,374
485		Moody’s Corp.	221,393
6,131		Morgan Stanley	632,781
419		MSCI, Inc., Class A	226,578
359		NASDAQ, Inc.	24,297
702		Northern Trust Corp.	62,232
6,753	[2]	PayPal Holdings, Inc.	444,212
1,865		PNC Financial Services Group, Inc.	337,752
748		Principal Financial Group, Inc.	60,969
2,868		Progressive Corp., OH	614,096
2,622		Prudential Financial, Inc.	328,589
699		Raymond James Financial, Inc.	81,084
4,436		Regions Financial Corp.	99,233
1,561		S&P Global, Inc.	756,664
2,921		State Street Corp.	248,197
4,310		Synchrony Financial	218,905
136		T. Rowe Price Group, Inc.	15,533
1,036		The Travelers Cos., Inc.	224,232
5,725		Truist Financial Corp.	255,850
7,920		U.S. Bancorp	355,450
7,511		Visa, Inc., Class A	1,995,447
18,300		Wells Fargo & Co.	1,085,922
566		Willis Towers Watson PLC	159,771
		TOTAL	28,320,190

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—11.6%
7,196		Abbott Laboratories	$ 762,344
8,464		AbbVie, Inc.	1,568,549
1,220		Agilent Technologies, Inc.	172,508
778	[2]	Align Technology, Inc.	180,403
2,463		Amgen, Inc.	818,874
2,354		Baxter International, Inc.	84,320
1,456		Becton Dickinson & Co.	350,983
616	[2]	Biogen, Inc.	131,331
6,660	[2]	Boston Scientific Corp.	492,041
11,711		Bristol-Myers Squibb Co.	556,975
1,187		Cardinal Health, Inc.	119,685
2,833	[2]	Catalent, Inc.	168,110
771		Cencora, Inc.	183,406
2,198	[2]	Centene Corp.	169,070
140	[2]	Charles River Laboratories International, Inc.	34,174
4,675	[2]	Concentra Group Holdings Parent, Inc.	108,974
6,283		CVS Health Corp.	379,053
3,101		Danaher Corp.	859,225
1,018	[2]	Davita, Inc.	139,079
2,812	[2]	Dexcom, Inc.	190,710
1,624	[2]	Edwards Lifesciences Corp.	102,393
1,138		Elevance Health, Inc.	605,450
3,647		Eli Lilly & Co.	2,933,173
2,189		GE HealthCare Technologies, Inc.	185,255
7,466		Gilead Sciences, Inc.	567,864
979		HCA Healthcare, Inc.	355,426
279	[2]	Henry Schein, Inc.	20,071
1,402	[2]	Hologic, Inc.	114,417
265		Humana, Inc.	95,827
609	[2]	IDEXX Laboratories, Inc.	289,957
2,619	[2]	Incyte Genomics, Inc.	170,418
440	[2]	Insulet Corp.	85,514
1,424	[2]	Intuitive Surgical, Inc.	633,125
1,367	[2]	IQVIA Holdings, Inc.	336,596
11,510		Johnson & Johnson	1,816,854
293		Labcorp Holdings, Inc.	63,124
587		McKesson Corp.	362,191
6,540		Medtronic PLC	525,293
12,126		Merck & Co., Inc.	1,371,814
86	[2]	Mettler-Toledo International, Inc.	130,809
1,638	[2]	Moderna, Inc.	195,282
629	[2]	Molina Healthcare, Inc.	214,659
22,844		Pfizer, Inc.	697,656
1,309		Quest Diagnostics, Inc.	186,271
522	[2]	Regeneron Pharmaceuticals, Inc.	563,337
758		ResMed, Inc.	161,644
381		Revvity, Inc.	47,857
249	[2]	Solventum Corp.	14,661
565		STERIS PLC	134,899
1,664		Stryker Corp.	544,877
115		Teleflex, Inc.	25,406
1,662		The Cigna Group	579,490

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,827		Thermo Fisher Scientific, Inc.	$ 1,120,572
4,122		UnitedHealth Group, Inc.	2,374,932
167		Universal Health Services, Inc., Class B	35,698
1,249	[2]	Vertex Pharmaceuticals, Inc.	619,154
3,507		Viatris, Inc.	42,294
205	[2]	Waters Corp.	68,937
410		West Pharmaceutical Services, Inc.	125,530
1,509		Zoetis, Inc.	271,680
		TOTAL	26,260,221
		Industrials—8.1%
3,462		3M Co.	441,578
225		Allegion PLC	30,782
1,177		Ametek, Inc.	204,186
1,492		Automatic Data Processing, Inc.	391,829
409	[2]	Axon Enterprise, Inc.	122,704
2,109	[2]	Boeing Co.	401,975
1,101		Broadridge Financial Solutions	235,614
726	[2]	Builders Firstsource, Inc.	121,511
305		C.H. Robinson Worldwide, Inc.	27,160
4,294		Carrier Global Corp.	292,464
2,639		Caterpillar, Inc.	913,622
437		Cintas Corp.	333,842
2,123	[2]	Copart, Inc.	111,097
8,579		CSX Corp.	301,123
1,036		Cummins, Inc.	302,305
310	[2]	Dayforce, Inc.	18,377
1,229		Deere & Co.	457,163
2,610		Delta Air Lines, Inc.	112,282
531		Dover Corp.	97,842
1,821		Eaton Corp. PLC	555,023
1,698		Emerson Electric Co.	198,853
496		Equifax, Inc.	138,568
549		Expeditors International Washington, Inc.	68,526
2,861		Fastenal Co.	202,416
1,036		FedEx Corp.	313,131
1,365		Fortive Corp.	98,075
1,172	[2]	GE Veronna, Inc.	208,897
1,075	[2]	Generac Holdings, Inc.	167,356
1,146		General Dynamics Corp.	342,322
5,037		General Electric Co.	857,297
2,568		Honeywell International, Inc.	525,798
467		Howmet Aerospace, Inc.	44,692
525		Hunt (J.B.) Transportation Services, Inc.	90,904
443		IDEX Corp.	92,357
1,371		Illinois Tool Works, Inc.	339,021
1,672		Ingersoll-Rand, Inc.	167,869
641		Jacobs Solutions, Inc.	93,810
1,590		Johnson Controls International PLC	113,749
412		L3Harris Technologies, Inc.	93,479
1,381		Leidos Holdings, Inc.	199,416
1,055		Lockheed Martin Corp.	571,726
2,629		Masco Corp.	204,668

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
350		Nordson Corp.	$ 87,615
583		Norfolk Southern Corp.	145,493
707		Northrop Grumman Corp.	342,414
1,462		Old Dominion Freight Lines, Inc.	307,283
786		Otis Worldwide Corp.	74,277
2,272		PACCAR, Inc.	224,155
564		Parker-Hannifin Corp.	316,494
1,686		Paychex, Inc.	215,842
510		Pentair PLC	44,814
612		Quanta Services, Inc.	162,413
1,021		Republic Services, Inc.	198,401
122		Rockwell Automation, Inc.	33,995
1,766		Rollins, Inc.	84,609
6,484		RTX Corp.	761,805
312		Smith (A.O.) Corp.	26,532
330		Snap-On, Inc.	94,720
468		Stanley Black & Decker, Inc.	49,430
649		Textron, Inc.	60,292
1,392		Trane Technologies PLC	465,318
252	[2]	TransDigm, Inc.	326,143
11,409	[2]	Uber Technologies, Inc.	735,538
2,921		Union Pacific Corp.	720,698
1,157	[2]	United Airlines Holdings, Inc.	52,551
3,602		United Parcel Service, Inc.	469,593
484		United Rentals North America, Inc.	366,436
821		Veralto Corp.	87,486
593		Verisk Analytics, Inc.	155,218
221		W.W. Grainger, Inc.	215,875
1,504		Wabtec Corp.	242,370
2,243		Waste Management, Inc.	454,566
1,924		Xylem, Inc.	256,854
		TOTAL	18,384,639
		Information Technology—30.4%
3,039		Accenture PLC	1,004,754
2,157	[2]	Adobe, Inc.	1,189,909
7,625	[2]	Advanced Micro Devices, Inc.	1,101,660
476	[2]	Akamai Technologies, Inc.	46,781
5,354		Amphenol Corp., Class A	344,048
2,436		Analog Devices, Inc.	563,642
367	[2]	Ansys, Inc.	115,102
67,538		Apple, Inc.	14,998,839
4,013		Applied Materials, Inc.	851,559
1,517	[2]	Arista Networks, Inc.	525,716
565	[2]	Autodesk, Inc.	139,849
20,440		Broadcom, Inc.	3,284,299
1,353	[2]	Cadence Design Systems, Inc.	362,144
728		CDW Corp.	158,784
19,251		Cisco Systems, Inc.	932,711
756		Cognizant Technology Solutions Corp.	57,214
918		Corning, Inc.	36,729
1,373	[2]	CrowdStrike Holdings, Inc.	318,481
842	[2]	Enphase Energy, Inc.	96,923

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
393	[2]	EPAM Systems, Inc.	$ 84,546
149	[2]	F5, Inc.	30,342
101	[2]	Fair Isaac & Co., Inc.	161,600
88	[2]	First Solar, Inc.	19,007
1,122	[2]	Fortinet, Inc.	65,121
388	[2]	Gartner, Inc., Class A	194,462
7,167		Gen Digital, Inc.	186,270
508	[2]	GoDaddy, Inc.	73,889
11,188		Hewlett Packard Enterprise Co.	222,753
4,294		HP, Inc.	154,970
4,430		IBM Corp.	851,180
20,747		Intel Corp.	637,763
1,498		Intuit, Inc.	969,730
590		Jabil, Inc.	66,475
4,596		Juniper Networks, Inc.	173,223
872	[2]	Keysight Technologies, Inc.	121,705
505		KLA Corp.	415,650
719		Lam Research Corp.	662,372
2,308		Microchip Technology, Inc.	204,904
5,078		Micron Technology, Inc.	557,666
35,140		Microsoft Corp.	14,700,819
206		Monolithic Power Systems	177,797
731		Motorola Solutions, Inc.	291,611
1,825		NetApp, Inc.	231,739
116,100		NVIDIA Corp.	13,586,022
1,617		NXP Semiconductors NV	425,530
427	[2]	ON Semiconductor Corp.	33,413
7,678		Oracle Corp.	1,070,697
1,456	[2]	Palo Alto Networks, Inc.	472,807
442	[2]	PTC, Inc.	78,610
1,417	[2]	Qorvo, Inc.	169,757
5,782		Qualcomm, Inc.	1,046,253
467		Roper Technologies, Inc.	254,398
5,034		Salesforce, Inc.	1,302,799
711		Seagate Technology Holdings PLC	72,643
1,116	[2]	ServiceNow, Inc.	908,859
699		Skyworks Solutions, Inc.	79,420
120	[2]	Super Micro Computer, Inc.	84,198
542	[2]	Synopsys, Inc.	302,609
1,302		TE Connectivity Ltd.	200,938
280	[2]	Teledyne Technologies, Inc.	118,121
590		Teradyne, Inc.	77,384
3,736		Texas Instruments, Inc.	761,434
901	[2]	Trimble, Inc.	49,141
155	[2]	Tyler Technologies, Inc.	88,057
1,257	[2]	Western Digital Corp.	84,282
		TOTAL	68,652,110
		Materials—2.2%
651		Air Products & Chemicals, Inc.	171,766
4,628		Amcor PLC	48,733
860		Avery Dennison Corp.	186,474
3,260		Ball Corp.	208,086

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
1,260		Celanese Corp.	$ 177,849
677		CF Industries Holdings, Inc.	51,716
3,461		Corteva, Inc.	194,162
2,920		Dow, Inc	159,052
1,702		DuPont de Nemours, Inc.	142,457
1,111		Ecolab, Inc.	256,297
6,343		Freeport-McMoRan, Inc.	288,036
2,334		International Flavors & Fragrances, Inc.	232,186
1,174		International Paper Co.	54,568
2,319		Linde PLC	1,051,666
986		LyondellBasell Industries N.V.	98,068
251		Martin Marietta Materials	148,931
2,300		Mosaic Co./The	68,471
5,788		Newmont Corp.	284,017
1,270		Nucor Corp.	206,934
1,006		Packaging Corp. of America	201,069
942		PPG Industries, Inc.	119,615
1,091		Sherwin-Williams Co.	382,723
1,977		Smurfit WestRock PLC	88,649
536		Vulcan Materials Co.	147,137
		TOTAL	4,968,662
		Real Estate—2.2%
776		Alexandria Real Estate Equities, Inc.	91,017
2,317		American Tower Corp.	510,667
563		Avalonbay Communities, Inc.	115,370
329		BXP, Inc.	23,461
305		Camden Property Trust	33,779
1,586	[2]	CBRE Group, Inc.	178,758
2,225	[2]	CoStar Group, Inc.	173,594
2,277		Crown Castle, Inc.	250,652
1,385		Digital Realty Trust, Inc.	207,044
477		Equinix, Inc.	376,944
1,309		Equity Residential Properties Trust	91,146
226		Essex Property Trust, Inc.	62,909
313		Extra Space Storage, Inc.	49,961
138		Federal Realty Investment Trust	15,408
9,335		Host Hotels & Resorts, Inc.	163,456
3,328		Invitation Homes, Inc.	117,379
1,287		Iron Mountain, Inc.	131,995
706		Mid-American Apartment Communities, Inc.	98,678
4,570		ProLogis, Inc.	576,048
1,118		Public Storage	330,838
2,065		Realty Income Corp.	118,593
1,008		Regency Centers Corp.	67,879
1,076		SBA Communications, Corp.	236,225
2,281		Simon Property Group, Inc.	349,997
1,478		Ventas, Inc.	80,462
1,062		VICI Properties, Inc.	33,198
2,906		Welltower, Inc.	323,292
7,230		Weyerhaeuser Co.	229,625
		TOTAL	5,038,375

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—2.4%
785		Alliant Energy Corp.	$ 43,693
1,564		Ameren Corp.	123,978
2,242		American Electric Power Co., Inc.	219,985
753		American Water Works Co., Inc.	107,197
651		Atmos Energy Corp.	83,250
6,488		CenterPoint Energy, Inc.	180,042
3,234		CMS Energy Corp.	209,563
1,692		Consolidated Edison Co.	165,004
1,391		Constellation Energy Corp.	264,012
1,780		Dominion Energy, Inc.	95,159
782		DTE Energy Co.	94,254
3,861		Duke Energy Corp.	421,892
3,326		Edison International	266,113
804		Entergy Corp.	93,240
675		Evergy, Inc.	39,150
5,182		Exelon Corp.	192,770
9,895		NextEra Energy, Inc.	755,879
2,328		NRG Energy, Inc.	174,996
8,873		P G & E Corp.	161,932
2,710		PPL Corp.	80,541
2,057		Public Service Enterprises Group, Inc.	164,087
3,275		Sempra Energy	262,197
5,438		Southern Co.	454,182
2,772		Vistra Corp.	219,598
2,860		WEC Energy Group, Inc.	246,132
3,029		Xcel Energy, Inc.	176,530
		TOTAL	5,295,376
		TOTAL COMMON STOCKS (IDENTIFIED COST $50,305,223)	218,955,651
		INVESTMENT COMPANY—3.0%
6,674,641		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3] (IDENTIFIED COST $6,674,641)	6,674,641
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $56,979,864)	225,630,292
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	329,559
		TOTAL NET ASSETS—100%	$225,959,851
At July 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	25	$6,947,500	September 2024	$39,436
The average notional value of long futures contracts held by the Fund throughout the period was $7,366,231. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2023	$—	$8,771,701	$8,771,701
Purchases at Cost	$22,216,913	$19,222,561	$41,439,474
Proceeds from Sales	$(15,542,272)	$(27,994,826)	$(43,537,098)
Change in Unrealized Appreciation/Depreciation	$—	$(1,103)	$(1,103)
Net Realized Gain/(Loss)	$—	$1,667	$1,667
Value as of 7/31/2024	$6,674,641	$—	$6,674,641
Shares Held as of 7/31/2024	6,674,641	—	6,674,641
Dividend Income	$104,280	$196,578	$300,858

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,947,500 at July 31, 2024, which represents 3.1% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.0%.

2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.